Acquisition of Noncontrolling Interest	12 Months Ended
Apr. 28, 2012
Acquisition of Noncontrolling Interest
13.	Acquisition of Noncontrolling Interest

Sterling Publishing had a 50% joint venture interest in Begin Smart LLC (Begin Smart), to develop, sell, and distribute books for infants, toddlers, and children under the brand name BEGIN SMART®. During fiscal 2011, the Company purchased the remaining 50% outside interest in Begin Smart for $300. 100% of Begin Smart results of operations for the period subsequent to the Begin Smart acquisition date are included in the consolidated financial statements.